Share-based compensation (Narrative) (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price | $ / shares	$ 23.59		$ 19.56
Share-based compensation related to share options		$ 1.6		$ 3.1
Deferred share units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average value of deferred share units granted | $ / shares	21.84		21.16
Restricted share units ("RSU") [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average value of restricted share units granted | $ / shares	18.79		$ 17.87
DSU and RSU [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation		$ 4.7		4.6
Closing price of the common shares | (per share)	$ 26.03	$ 18.1
Marginal income tax rate		53.30%
Employees tax obligations settlement amount related to vested RSU and DSU		$ 3.7		2.8
Employees tax obligations settlement amount related to outstanding RSU and DSU		$ 11.4		$ 8.6